First Trust Short Duration High Income Fund Investment Objectives and Goals - First Trust Short Duration High Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Short Duration High Income Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust Short Duration High Income Fund (the "Fund") seeks to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation.